Income tax - Summary of Major Components of Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability (asset)	€ 499	€ 165	€ 20	€ 3
Net deferred tax assets	499	165
Trade and other receivables
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability (asset)	11	3
Intangible assets
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability (asset)	3	(63)
Share-based compensation
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability (asset)	365	148
Tax losses carried forward
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability (asset)	157	191
Property and equipment
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability (asset)	33	34
Unrealized gains
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability (asset)	(281)	(173)
Lease right-of-use asset
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability (asset)	(72)	(67)
Lease liability
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability (asset)	117	86
Accrued expenses and other liabilities
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability (asset)	25	3
Capitalized research and development costs
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability (asset)	13	0
Research and development credits
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability (asset)	127	2
Other
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability (asset)	€ 1	€ 1